Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Apr. 29, 2019
Current Assets
Cash and cash equivalents	$ 587,043	$ 629,761		$ 2,159
Accounts receivable	5	21
Prepaid expenses and other current assets	25,989	24,663
Total current assets	613,037	654,445		2,159
Property, plant and equipment	154,934	101,663		20,276
Intangible assets	11,111	11,111		11,111
Total Assets	779,082	767,219		33,546
Current Liabilities
Accounts payable	58,961	32,536		1,802
Accrued and other current liabilities	8,041	1,538		415
Due to Related Parties Excluding Notes Payable, Current				2,631
Related party notes payable				20,142
Total current liabilities	67,002	34,074		24,990
Note payable	1,015	1,015
Warrant liability	7,750	101,392
Total liabilities	75,767	136,481		24,990
Stockholders' equity
Class A common stock, $0.0001 par value, 300,000,000 shares authorized; 176,579,376 and 168,007,960 shares issued and outstanding as of March 31, 2021 and December 31, 2020, respectively	18	17		7
Additional paid in capital	962,949	765,162		18,940
Accumulated deficit	(259,652)	(134,441)		(10,391)
Total stockholders' equity	703,315	630,738	$ 3,225	8,556	$ 0
Total liabilities and stockholder's equity	$ 779,082	$ 767,219		$ 33,546